Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 540,217	$ 546,527
Accounts receivable	9,654	10,078
Cobalt inventory	0	1,372
Income taxes receivable	4,544	5,935
Other	4,398	3,499
Total current assets	558,813	567,411
Non-current assets
Mineral stream interests	6,487,552	6,122,441
Early deposit mineral stream interests	47,094	47,093
Mineral royalty interests	35,527	13,454
Long-term equity investments	88,071	246,678
Property, plant and equipment	7,752	7,638
Other	22,273	26,470
Total non-current assets	6,688,269	6,463,774
Total assets	7,247,082	7,031,185
Current liabilities
Accounts payable and accrued liabilities	12,272	13,458
Current portion of performance share units	8,099	12,013
Current portion of lease liabilities	435	604
Total current liabilities	20,806	26,075
Non-current liabilities
Performance share units	5,660	9,113
Lease liabilities	5,301	5,625
Global minimum tax	50,510	0
Deferred income taxes	250	232
Pension liability	4,883	4,624
Total non-current liabilities	66,604	19,594
Total liabilities	87,410	45,669
Shareholders' equity
Issued capital	3,796,172	3,777,323
Reserves	(62,186)	(40,091)
Retained earnings	3,425,686	3,248,284
Total shareholders' equity	7,159,672	6,985,516
Total liabilities and shareholders' equity	$ 7,247,082	$ 7,031,185